Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (8,210)	$ (5,322)	$ 6,988
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation	10,652	5,133	2,688
Depreciation and amortization	5,700	5,094	1,921
Change in fair value of convertible preferred stock warrant liability	391	133	0
Excess tax benefits from employee stock plans	(47)	(84)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(6,136)	(7,513)	(2,040)
Inventory	(1,054)	77	(526)
Prepaid expenses, other current assets and other assets	550	(2,257)	(782)
Accounts payable and accrued liabilities	1,840	4,370	668
Accrued compensation	3,310	2,096	1,062
Deferred revenue, net	14,668	18,924	5,294
Other liabilities	(280)	851	10
Net cash provided by operating activities	21,384	21,502	15,283
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(3,962)	(4,786)	(1,547)
Increase in restricted cash	(3,400)	(31)	(574)
Purchase of intangible assets	0	(1,000)	0
Business acquisitions, net of cash acquired	0	(1,972)	1,267
Net cash used in investing activities	(7,362)	(7,789)	(854)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of offering costs	98,425	0	0
Proceeds from issuance of common stock under the employee stock plans	1,912	1,020	713
Excess tax benefits from employee stock plans	47	84	0
Net cash provided by financing activities	100,384	1,104	713
NET INCREASE IN CASH AND CASH EQUIVALENTS	114,406	14,817	15,142
CASH AND CASH EQUIVALENTS--Beginning of year	42,207	27,390	12,248
CASH AND CASH EQUIVALENTS--End of year	156,613	42,207	27,390
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Conversion of convertible preferred stock to common stock	107,506	0	0
Purchases of property and equipment not yet paid	287	0	0
Initial public offering costs not yet paid	235	0	0
Change in liability due to vesting of early exercised stock options, net	221	52	60
Cash paid for income taxes, net	120	1,018	1,290
Cash purchase consideration for SolSoft acquisition held in escrow as restricted cash	$ 0	$ 230	$ 0